Guarantor Financial Information - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Epocal [Member]	Dec. 11, 2012 7.25% Senior notes [Member]	Dec. 31, 2011 7.25% Senior notes [Member]	Dec. 31, 2012 7.875% Senior notes [Member]	Dec. 31, 2011 7.875% Senior notes [Member]	Dec. 31, 2010 7.875% Senior notes [Member]	Aug. 11, 2009 7.875% Senior notes [Member]	Dec. 31, 2011 8.625% Senior subordinated notes [Member]	Sep. 21, 2010 8.625% Senior subordinated notes [Member]	Dec. 31, 2012 9% Senior subordinated notes [Member]	Dec. 31, 2011 9% Senior subordinated notes [Member]
Debt Instrument [Line Items]
Interest rate of debt instrument					7.25%	7.25%	7.875%	7.875%	7.875%	7.875%	8.625%	8.625%	9.00%	9.00%
Maximum purchase price allocation				$ 263,000,000
Business acquisition entity purchase price				90,500,000
Management incentive arrangements				12,500,000
Vesting period of management incentive arrangement (years)				3 years
Percentage of management incentive arrangement payable over vesting period				25.00%
Percentage of management incentive arrangement payable up on certain condition				75.00%
Cash paid for acquisition	418,816,000	603,722,000	513,708,000	166,000,000
Business acquisition cost paid upon certain condition				15,000,000
Additional earn-out payments				75,500,000
Short term note issued to unrelated party	$ 40,000,000